Consolidated Statements of Changes in Net Assets - USD ($) $ in Thousands																							3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 25, 2023	Apr. 25, 2023	Jan. 25, 2023	Dec. 23, 2022	Oct. 19, 2022	Jul. 28, 2022	Jul. 27, 2022	May 16, 2022	Apr. 27, 2022	Jan. 25, 2022	Dec. 29, 2021	Nov. 12, 2021	Oct. 27, 2021	Oct. 15, 2021	Jul. 22, 2021	Jun. 16, 2021	May 26, 2021	Apr. 22, 2021	Apr. 12, 2021	Mar. 12, 2021	Jan. 27, 2021	Jan. 20, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Company, Net Assets [Roll Forward]
Net assets at beginning of period																							$ 1,440,001	$ 1,240,884	$ 1,397,305	$ 1,188,587	$ 1,188,587	$ 301,620	$ (1,121)
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)																							50,574	33,814	142,591	89,738	128,010	72,929	10,635
Net realized gain (loss)																							5	18	127	556	537	1,895	2,154
Net change in unrealized appreciation (depreciation)																							22,829	(24,390)	30,909	(61,869)	(80,005)	8,431	5,508
Net increase (decrease) in net assets resulting from operations																							73,408	9,442	173,627	28,425	48,542	83,255	18,297
Capital transactions:
Issuance of common stock				$ 94,600		$ 79,821		$ 74,866			$ 99,600	$ 174,000		$ 164,000		$ 149,900	$ 85,000		$ 110,000	$ 45,000		$ 35,000	0	79,821	0	154,687	249,291	862,455	297,347
Reinvestment of dividends	$ 11,274	$ 9,698	$ 8,891		$ 8,204		$ 7,614		$ 6,964	$ 7,540			$ 5,101		$ 3,733			$ 2,276			$ 2,462		11,274	7,614	29,863	22,118	30,322	13,572	1,023
Dividends declared																							(43,211)	(30,611)	(119,323)	(86,667)	(119,437)	(72,315)	(13,926)
Net increase (decrease) in net assets resulting from capital transactions																							(31,937)	56,824	(89,460)	90,138	160,176	803,712	284,444
Total increase (decrease) in net assets																							41,471	66,266	84,167	118,563	208,718	886,967	302,741
Net assets at end of period																							$ 1,481,472	$ 1,307,150	$ 1,481,472	$ 1,307,150	$ 1,397,305	$ 1,188,587	$ 301,620